Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Purchase obligations

Obligations:	Total	1st year	2nd year
Vessels shipbuilding contracts	$124,440	$76,840	$47,600
Drillship shipbuilding contracts	1,566,876	1,179,776	387,100
Total obligations	$1,691,316	$1,256,616	$434,700